Investment Strategy	Dec. 08, 2025
Sterling Capital National Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in municipal instruments the interest from which is exempt from regular federal income tax. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding securities, as defined in the Investment Company Act of 1940, as amended. The Fund may invest without limit in municipal instruments the interest from which is subject to the Federal alternative minimum tax (“AMT”). Municipal instruments are debt instruments issued by or on behalf of a qualifying issuer, such as states, municipalities, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities, or instrumentalities, to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility that pay interest that is exempt from federal income tax (except that the interest may be includable in taxable income for purposes of the Federal AMT). For purposes of the Fund’s 80% investment policy, eligible municipal instruments include, but are not limited to: municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, industrial development bonds, lease obligations, certificates of participation, short-term obligations, variable rate demand notes, and tax-exempt commercial paper, including securities subject to AMT.

The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to municipal instruments within that policy or to one or more market risk factors associated with such investments. The Fund may invest in pooled investment vehicles, including ETFs, in order to seek exposure to municipal instruments, which will count towards the Fund’s 80% investment policy.

The Fund may also invest up to 20% of its assets in other debt and fixed income investments, including:

●	Securities issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes, and bonds, Treasury Inflation-Protected Securities (TIPS), or any other obligations or securities issued by the U.S. Treasury;

●	Taxable municipal instruments;

●	Corporate debt obligations including fixed and floating rate securities issued by U.S. corporations;

●	U.S. dollar-denominated bank obligations issued by a U.S. regulated financial institution, including, but not limited to, certificates of deposit, time deposits and bank notes;

●	Money Market Funds that seek to maintain a stable net asset value of $1.00; and/or

●	Derivatives relating to, or that provide investment exposure to, such debt and fixed income investments.

While the Fund invests primarily in investment grade municipal instruments, it may also invest in instruments of any credit quality, including below-investment-grade municipal instruments. The Fund intends to limit its investments in below-investment grade municipal instruments to no more than 10% of the Fund’s total assets. Investment-grade securities are those rated at the time of purchase in one of the top four highest rating categories by at least one Nationally Recognized Statistical Rating Organization (NRSRO) or deemed of comparable quality by the Fund’s investment adviser. The Fund typically invests in municipal instruments in a variety of economic sectors.

The Fund may invest in municipal instruments of any maturity and expects to maintain an average duration between 70% and 130% of the Fund’s benchmark, the Bloomberg U.S. Municipal Index (the “Index”). The Index is sponsored by Bloomberg L.P., which is independent of the Fund and Sterling Capital. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The Fund’s portfolio managers may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts, including Treasury futures, options, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities.

The Fund may engage in frequent trading of investments at the discretion of the Fund’s portfolio managers, based on their assessment of market conditions, asset valuations, and credit risk dynamics.

Sterling Capital Multi-Strategy Income ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). To achieve its investment objective, the Fund seeks to provide total return, whether through price appreciation, or income, or a combination of both. Utilizing a flexible and unconstrained investment approach, the Fund evaluates various asset classes and may consider opportunities across both U.S. and non-U.S. markets.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus the amount of any borrowings for investment purposes) in bonds and other debt obligations. This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. For purposes of the Fund’s 80% investment policy, eligible bonds and other debt obligations include, but are not limited to:

●	Debt securities issued or guaranteed by the U.S. Government or non-U.S. governments, including their agencies and instrumentalities, political subdivisions (e.g., provinces and municipalities), and supranational entities (e.g., the World Bank);

●	Corporate debt securities and commercial paper issued by U.S. and non-U.S. companies, including fixed and floating rate interest corporate bonds;

●	U.S. and non-U.S. mortgage-backed securities, both agency and non-agency, including commercial mortgage-backed securities (CMBS) and credit risk transfer (CRT) securities;

●	Other asset-backed securities (ABS), including fixed and floating rate collateralized loan obligations (CLOs);

●	Loans, including both fixed and floating rate loans;

●	Municipal securities issued by U.S. state and local governments, territories, and their agencies, which may or may not be exempt from U.S. federal income tax;

●	Insurance-linked securities (e.g., catastrophe bonds)

●	Derivatives relating to, or that provide investment exposure to, eligible bonds and other debt obligations;

●	Debt securities that are sold in private placement transactions and not publicly offered, including 144A restricted securities;

●	Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by non-U.S. corporations or governments; and/or

●	Other fixed-income and variable interest (or floating rate) bonds, notes or debt obligations.

The Fund may also invest in hybrid securities, including but not limited to convertible securities, contingent convertible bonds (CoCos), and preferred stock, real estate investment trusts (REITs), and master limited partnerships (MLPs) provided these align with the Fund’s income-oriented objectives. The Fund may invest in debt securities of any credit quality, including both investment-grade and below-investment-grade (high-yield) debt securities. Investment-grade securities are those rated at the time of purchase in one of the top four highest rating categories by at least one Nationally Recognized Statistical Rating Organization (NRSRO) or deemed of comparable quality by the Fund’s investment adviser.

The Fund may invest in securities of non-U.S. issuers denominated in any currency, including issuers located in both developed and emerging markets and instruments that are economically tied to both developed and emerging market countries. Currency exposure may be hedged to the U.S. dollar, or the Fund may take active non-U.S. currency positions, including long and short exposures, independent of underlying securities.

To implement its investment strategy, the Fund may invest in ETFs and other investment companies, including affiliated funds.

The Fund may invest in debt securities of any maturity and is not subject to limits or specific ranges on minimum or maximum average portfolio maturity or duration. A negative duration may be employed to seek to mitigate the impact of changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may engage in active and frequent trading of portfolio securities to achieve its objective.

The Fund utilizes a sub-adviser, Guardian Capital LP (the “Sub-Adviser”), to help manage the Fund’s derivatives investments (the “Derivatives Sleeve”). The Sub-Adviser, which is overseen by the Fund’s adviser, Sterling Capital Management LLC (the “Adviser”), provides investment recommendations to the Adviser regarding the selection and allocation of derivatives investments for the Fund, and the Adviser, with the recommendations of the Sub-Adviser, determines final weightings of derivatives within the Fund through its asset allocation process. The Fund may seek to hedge currency and credit risk or gain exposure to bonds and other debt obligations and various market sectors using derivatives. Within the Derivative Sleeve, the Sub-Adviser may utilize a broad range of derivative instruments such as (i) futures, including Treasury futures and options on Treasury futures and index futures, (ii) forwards, including currency forwards, (iii) swaps, including single name and index credit default swaps, interest rate swaps, currency swaps, and total return swaps, and (iv) options, including options on futures, currencies, and indices. Currency derivatives may be used to hedge non-dollar denominated securities or to express active currency views. The Fund may utilize other derivatives to achieve the Fund’s investment objective, subject to review and approval by the Adviser.

Sterling Capital Hedged Equity Premium Income ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). The Fund will pursue its investment objective by investing primarily in U.S. large- and mid-cap equity and equity-related securities. The Fund will also employ a dynamic option overlay strategy by writing covered call options and buying protective put and put spreads options on up to 100% of the Fund’s portfolio in order to generate income and mitigate (or hedge against) downside risk.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes in equity and equity-related securities. This investment policy is not fundamental, and if the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. For purposes of the Fund’s 80% investment policy, eligible equity and equity-related securities include, but are not limited to common stock, preferred stock and derivatives relating to, or that provide investment exposure to, equity securities.

Equity Selection: Guardian Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”), will employ a system driven bottom-up research approach to assess relative value and capital growth potential within a broad stock selection universe. The Fund maintains a mid- to large-capitalization bias and typically invests in a range of sectors and geographic regions. The Sub-Adviser seeks to isolate stock selection as the primary source of capital appreciation.

The Sub-Adviser will use a quantitative approach, including the use of artificial intelligence (“AI”) technology such as machine learning, deep learning and large language models, to analyze multiple fundamental and alternative factors and incorporate financial data and other information relevant to the issuer. Such factors considered by the Sub-Adviser include quantitative measures, such as AI driven predicted earnings growth, predicted dividend growth, predicted volatility, and valuation, as well as traditional factors such as historical earnings growth, momentum, relative price strength, value, size, quality, and potential for debt reduction. The Sub-Adviser will seek out companies that it believes have potential for capital growth. The Sub-Adviser may also seek a sustainable dividend yield, placing particular focus on dividend growth and dividend quality in making its assessments. The Sub-Adviser may also consider environmental, social and governance (“ESG”) factors as part of the investment process.

Options Overlay: To generate income in addition to the dividends received from the Fund’s investment in equities and to mitigate (or hedge against) downside risk, the Sub-Adviser will employ a dynamic option overlay strategy including covered call options and protective put options.

Under the covered call option strategy, the Sub-Adviser will generally write “out-of-the-money” call options on up to approximately 100% of the value of the Fund’s portfolio. The Sub-Adviser may write covered call options on a lesser percentage of the portfolio, based on its discretion and market outlook. The amount of cash flow generated by the covered call option writing strategy will be dependent on market prices and the volatility of the underlying common stocks at the time of each sale. In addition, the Sub-Adviser will seek to mitigate (or hedge against) downside risk in the portfolio by employing a protective put option strategy for capital preservation. The Fund employs these strategies to reduce exposure to market declines and to generate additional income, while recognizing that the Fund may not fully benefit from strong equity market growth.

In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”), or for cash settled options, deliver cash equal to the difference in value of an underlying asset and the strike price. In exchange for selling the right to buy or sell the particular reference asset, the seller of an option contract receives income from the purchaser (i.e., a “premium”).

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; (vii) variable and floating rate instruments; and (viii) collateralized loan obligations (CLOs). Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity. Duration is the expected life of a fixed-income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Maturity merely measures the time until final payment is due. Unlike maturity, duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, currencies, or market sectors, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).

Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”). To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; (v) U.S. dollar-denominated foreign and emerging market securities; and (vi) investment grade collateralized loan obligations (CLOs). Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. Duration is the expected life of a fixed income security and is used to determine the sensitivity of the security’s price to changes in interest rates. Duration accounts for the time until all payments of interest and principal on a security are expected to be made, including how these payments are affected by prepayments and by changes in interest rates.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, currencies, or market sectors, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements (scheduled early retirements of the specific debt instrument), prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security (or, in another words, the original reasoning for purchasing the security), when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions (which are changes made to portfolio duration or yield curve positioning due to changes in the portfolio manager’s macroeconomic outlook).